Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 143,296
Ending balance	159,059
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	143,296	€ 157,950
Remeasurement recognized in finance (income) or expense	15,763	(71,565)
Ending balance	€ 159,059	€ 86,385